Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 169,074
Allowance for credit losses at end of year	183,085	¥ 169,074
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	103,457	104,354	¥ 98,853
Provision for credit losses, net of reversal	68,470	52,891	67,433
Charge-offs	(72,657)	(74,868)	(78,114)
Recoveries	20,485	20,511	18,282
Other	(2,161)	569	(2,100)
Allowance for credit losses at end of year	117,594	103,457	104,354
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	28,817	23,962	24,600
Provision for credit losses, net of reversal	710	7,115	1,657
Charge-offs	(2,903)	(2,708)	(2,007)
Recoveries	345	315	194
Other	(486)	133	(482)
Allowance for credit losses at end of year	26,483	28,817	23,962
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	36,800	30,896	30,828
Provision for credit losses, net of reversal	3,990	6,497	854
Charge-offs	(1,111)	(823)	(324)
Recoveries	45	59	160
Other	(716)	171	(622)
Allowance for credit losses at end of year	¥ 39,008	¥ 36,800	¥ 30,896